ACCOUNTS RECEIVABLE (Tables)	12 Months Ended
Dec. 31, 2021
ACCOUNTS RECEIVABLE
Schedule of Accounts Receivable

	As at December 31,
	2020	2021	2021
	RMB	RMB	US$
Accounts receivable	83,848	132,831	20,844
Allowance for credit losses	(6,473)	(4,932)	(774)
Accounts receivable, net	77,375	127,899	20,070

The rollforward in the allowance for credit losses were as follows:

	For the Years Ended December 31,
	2019	2020	2021	2021
	RMB	RMB	RMB	US$
Balance at the beginning of the year	3,585	7,147	6,473	1,016
Cumulative effect of adopting ASU 2016-13	—	597	—	—
Disposal of subsidiary	—	(60)	—	—
Provisions for the year	4,510	1,879	1,463	230
Reversal of provisions from prior periods due to subsequent cash collection during the year	(221)	(1,415)	(983)	(154)
Amounts written off during the year	(734)	(1,675)	(2,021)	(318)
Foreign exchange gain or loss	7	—	—	—
Balance at the end of the year	7,147	6,473	4,932	774